PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 93.9%
Common Stocks — 93.8%
Australia — 1.1%
ANZ Group Holdings Ltd.	65,280	$1,005,973
Bank of Queensland Ltd.	148,800	648,842
Beach Energy Ltd.	395,200	374,173
BHP Group Ltd.	91,300	2,886,352
Elders Ltd.	99,500	575,589
Fortescue Metals Group Ltd.	53,500	804,189
Harvey Norman Holdings Ltd.(a)	315,300	758,828
Inghams Group Ltd.	273,600	572,986
JB Hi-Fi Ltd.	25,500	727,753
Metcash Ltd.	287,700	743,777
New Hope Corp. Ltd.	227,600	865,382
Perenti Ltd.*	432,300	350,670
Rio Tinto Ltd.	20,600	1,655,206
St. Barbara Ltd.*	343,600	153,492
Stockland, REIT	279,500	748,443
Super Retail Group Ltd.	105,600	893,070
		13,764,725
Austria — 0.2%
BAWAG Group AG, 144A*	16,000	777,105
OMV AG	33,700	1,547,611
Wienerberger AG	26,400	764,308
		3,089,024
Belgium — 0.1%
Bekaert SA	22,500	1,016,254
Telenet Group Holding NV	23,500	534,412
		1,550,666
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	431,400	879,236
MercadoLibre, Inc.*	1,482	1,953,365
Yara International ASA	18,800	817,059
		3,649,660
Canada — 1.9%
Canadian Pacific Railway Ltd.(a)	95,387	7,339,076
Dollarama, Inc.	48,665	2,908,377
Intact Financial Corp.	17,035	2,437,965
Magna International, Inc.	33,496	1,794,381
TC Energy Corp.(a)	174,511	6,790,223
Toronto-Dominion Bank (The)	31,499	1,886,677
		23,156,699
China — 0.6%
Alibaba Group Holding Ltd.*	288,700	3,656,529
China Resources Cement Holdings Ltd.	1,042,000	511,676
China Tourism Group Duty Free Corp. Ltd. (Class H Stock), 144A*	75,200	1,856,040
Kingboard Holdings Ltd.	216,000	664,160
Lee & Man Paper Manufacturing Ltd.	854,000	341,531
		7,029,936
	Shares	Value
Common Stocks (continued)
Denmark — 0.9%
AP Moller - Maersk A/S (Class B Stock)	200	$363,542
D/S Norden A/S	18,400	1,237,392
Danske Bank A/S*	43,400	873,156
DSV A/S	13,003	2,521,250
Jyske Bank A/S*	19,600	1,373,519
Novo Nordisk A/S (Class B Stock)	23,652	3,756,444
Pandora A/S	9,500	911,888
Spar Nord Bank A/S	45,200	713,934
		11,751,125
Finland — 0.2%
Nokia OYJ	243,000	1,192,859
Nordea Bank Abp	83,600	892,706
Valmet OYJ	20,600	668,754
		2,754,319
France — 5.1%
Airbus SE	23,923	3,195,336
Arkema SA	8,700	859,010
AXA SA	65,500	1,998,902
BNP Paribas SA	28,200	1,684,036
Bouygues SA	39,800	1,342,299
Capgemini SE	4,000	743,342
Carrefour SA	55,600	1,124,098
Cie de Saint-Gobain	20,400	1,159,610
Cie Generale des Etablissements Michelin SCA	22,400	684,730
Coface SA*	51,700	732,332
Credit Agricole SA	78,500	885,574
Dassault Systemes SE	28,826	1,189,103
Euroapi SA*	1	11
Ipsen SA	7,557	832,116
L’Oreal SA	6,586	2,942,906
LVMH Moet Hennessy Louis Vuitton SE	11,438	10,499,038
Nexity SA	13,100	328,961
Orange SA	140,000	1,663,225
Rexel SA*	37,700	896,307
Rubis SCA	22,100	591,356
Safran SA	18,753	2,776,132
Sartorius Stedim Biotech	5,418	1,662,217
Societe BIC SA	15,900	1,002,933
Societe Generale SA	28,600	644,397
Sopra Steria Group SACA	7,100	1,492,028
Teleperformance	6,785	1,639,488
TotalEnergies SE(a)	58,800	3,467,067
TotalEnergies SE, ADR(a)	213,314	12,596,192
Vinci SA	36,386	4,171,380
		62,804,126
Germany — 2.4%
Allianz SE	5,000	1,154,180
Aurubis AG	10,800	1,000,541
Bayer AG	23,300	1,488,442
Bayerische Motoren Werke AG	20,400	2,235,813
Daimler Truck Holding AG*	8,800	296,991
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Post AG	55,200	$2,585,328
Deutsche Telekom AG	45,300	1,097,723
Fresenius SE & Co. KGaA	18,600	502,261
Infineon Technologies AG	108,923	4,472,945
Mercedes-Benz Group AG	32,200	2,476,270
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,600	909,053
Rheinmetall AG	4,640	1,374,602
Siemens AG, ADR	94,059	7,614,076
Siltronic AG	8,900	650,961
United Internet AG	18,400	317,180
Volkswagen AG	7,100	1,217,828
		29,394,194
Hong Kong — 0.5%
AIA Group Ltd.	221,400	2,321,901
PAX Global Technology Ltd.	933,000	783,473
Techtronic Industries Co. Ltd.	124,000	1,343,554
Tongda Group Holdings Ltd.*	8,180,000	119,819
WH Group Ltd., 144A	2,038,000	1,214,947
Yue Yuen Industrial Holdings Ltd.	296,500	417,091
		6,200,785
India — 0.7%
HDFC Bank Ltd., ADR	37,092	2,472,924
Infosys Ltd., ADR(a)	117,024	2,040,899
Reliance Industries Ltd., 144A, GDR	69,765	3,936,054
		8,449,877
Indonesia — 0.1%
First Resources Ltd.	991,800	1,177,014
Israel — 0.0%
Oil Refineries Ltd.	2,053,400	562,046
Italy — 0.7%
A2A SpA	546,200	871,633
Coca-Cola HBC AG*	32,800	897,907
Ferrari NV(a)	8,527	2,310,305
Leonardo SpA	97,000	1,137,574
Mediobanca Banca di Credito Finanziario SpA	87,600	880,286
Piaggio & C SpA	176,400	751,953
Pirelli & C SpA, 144A	171,800	860,661
UnipolSai Assicurazioni SpA	253,700	640,512
		8,350,831
Japan — 5.3%
AGC, Inc.	21,300	794,084
Bell System24 Holdings, Inc.	67,400	736,714
BIPROGY, Inc.	36,600	899,365
Brother Industries Ltd.	44,300	667,420
Central Glass Co. Ltd.	33,200	737,029
Citizen Watch Co. Ltd.(a)	126,200	742,523
Credit Saison Co. Ltd.	42,600	541,504
Daihen Corp.	22,500	756,258
Dai-ichi Life Holdings, Inc.	39,900	733,501
Daikin Industries Ltd.	14,200	2,547,573
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	31,900	$751,604
DCM Holdings Co. Ltd.	71,900	626,549
DTS Corp.	13,000	316,739
EDION Corp.(a)	63,900	617,935
Ferrotec Holdings Corp.	39,400	996,728
Fuji Corp.	34,400	582,488
GungHo Online Entertainment, Inc.	43,300	793,244
Gunze Ltd.	17,000	575,862
Hazama Ando Corp.	119,600	773,597
Honda Motor Co. Ltd.	61,600	1,629,392
Hoya Corp.	17,600	1,945,017
Isuzu Motors Ltd.	78,200	934,567
ITOCHU Corp.	44,400	1,445,950
Itoham Yonekyu Holdings, Inc.	117,500	620,353
Japan Airlines Co. Ltd.	20,100	391,912
Japan Aviation Electronics Industry Ltd.	46,000	801,004
Japan Lifeline Co. Ltd.	79,400	550,852
KDDI Corp.	29,700	915,882
Keiyo Bank Ltd. (The)	76,500	327,589
Keyence Corp.	7,300	3,577,794
Komeri Co. Ltd.	34,700	716,756
Lintec Corp.	30,000	491,521
Macnica Holdings, Inc.	42,000	1,196,350
Marubeni Corp.	85,400	1,161,416
Mitsubishi Gas Chemical Co., Inc.	26,000	386,876
Mitsubishi HC Capital, Inc.	210,100	1,084,903
Mitsubishi UFJ Financial Group, Inc.	185,600	1,189,449
Mitsui & Co. Ltd.	36,000	1,122,114
Mitsui Chemicals, Inc.	42,400	1,094,793
Mizuho Financial Group, Inc.	73,620	1,043,017
Nippon Telegraph & Telephone Corp.	94,200	2,814,954
Nishi-Nippon Financial Holdings, Inc.	48,600	399,718
Nitto Kogyo Corp.	42,200	842,548
Nomura Holdings, Inc.	270,700	1,043,635
Nomura Real Estate Holdings, Inc.	19,200	425,158
Obayashi Corp.	97,500	746,114
Ono Pharmaceutical Co. Ltd.	35,500	739,756
ORIX Corp.	65,000	1,071,721
Resona Holdings, Inc.	301,800	1,455,926
Sankyu, Inc.	18,100	671,704
Seiko Epson Corp.(a)	78,600	1,123,041
Seino Holdings Co. Ltd.	72,500	800,375
Shin-Etsu Chemical Co. Ltd.	89,000	2,889,033
Shiseido Co. Ltd.	32,600	1,528,394
SKY Perfect JSAT Holdings, Inc.	151,000	589,769
SMC Corp.	3,300	1,749,384
Sumitomo Heavy Industries Ltd.	32,300	792,071
Sumitomo Mitsui Financial Group, Inc.	31,100	1,244,547
Taisei Corp.	19,200	594,026
Teijin Ltd.	67,300	710,166
Toagosei Co. Ltd.	59,100	551,150
Tokuyama Corp.	26,500	422,131
Tokyo Seimitsu Co. Ltd.	20,300	788,066
Towa Pharmaceutical Co. Ltd.	28,200	403,833
Transcosmos, Inc.*	25,100	595,770
Tsubakimoto Chain Co.	17,000	413,943
UBE Corp.	35,800	556,098

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	62,000	$1,313,072
		65,094,327
Netherlands — 2.0%
ABN AMRO Bank NV, 144A, CVA	62,700	994,262
Adyen NV, 144A*	1,534	2,444,320
Aegon NV	215,700	926,034
ASML Holding NV (XAMS)	6,124	4,173,189
ASML Holding NV (XNGS)	8,421	5,732,259
ASR Nederland NV	21,200	843,546
ING Groep NV	71,300	846,712
Koninklijke Ahold Delhaize NV	89,100	3,044,113
NN Group NV	18,700	678,996
Randstad NV(a)	14,700	872,661
Shell PLC	141,000	4,018,303
		24,574,395
New Zealand — 0.1%
Air New Zealand Ltd.*	1,456,800	698,605
Norway — 0.3%
DNB Bank ASA	53,600	959,212
Equinor ASA	103,966	2,955,589
		3,914,801
Singapore — 0.3%
DBS Group Holdings Ltd.	42,200	1,049,165
Jardine Cycle & Carriage Ltd.	81,000	1,907,470
Venture Corp. Ltd.	26,000	346,046
		3,302,681
South Africa — 0.1%
Anglo American PLC	48,300	1,606,531
South Korea — 0.4%
LG Energy Solution Ltd.*	4,254	1,916,653
Samsung Electronics Co. Ltd., GDR	550	679,407
Samsung SDI Co. Ltd.	3,911	2,221,600
		4,817,660
Spain — 0.8%
Amadeus IT Group SA*	59,624	3,999,790
Banco Santander SA	249,200	928,639
Endesa SA	37,700	818,837
Mapfre SA	494,400	996,397
Repsol SA	117,700	1,809,976
Telefonica SA	176,500	760,154
		9,313,793
Sweden — 1.2%
Atlas Copco AB (Class A Stock)	173,057	2,192,346
Boliden AB	35,400	1,390,661
Evolution AB, 144A	22,691	3,040,105
Hexagon AB (Class B Stock)	159,322	1,833,702
Indutrade AB	36,336	773,266
Securitas AB (Class B Stock)	89,300	794,381
Skanska AB (Class B Stock)	31,100	476,349
SKF AB (Class B Stock)	70,400	1,386,663
Swedbank AB (Class A Stock)(a)	27,700	455,516
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Telefonaktiebolaget LM Ericsson (Class B Stock)	80,900	$474,222
Volvo AB (Class B Stock)(a)	100,500	2,070,968
		14,888,179
Switzerland — 2.0%
Adecco Group AG	25,100	914,269
Baloise Holding AG	6,000	934,298
Forbo Holding AG	500	722,599
Helvetia Holding AG	10,600	1,477,518
Julius Baer Group Ltd.	25,700	1,755,527
Lonza Group AG	5,475	3,295,948
Novartis AG	65,600	6,023,296
Partners Group Holding AG	1,350	1,271,326
Straumann Holding AG	15,151	2,272,418
UBS Group AG	196,400	4,155,981
Zurich Insurance Group AG	3,709	1,777,348
		24,600,528
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	242,000	4,240,958
United Kingdom — 4.2%
3i Group PLC	65,900	1,373,587
Ashtead Group PLC	37,246	2,287,088
Associated British Foods PLC	47,300	1,135,101
AstraZeneca PLC	25,790	3,573,317
Aviva PLC	280,600	1,401,636
BAE Systems PLC	133,600	1,616,044
Barratt Developments PLC	61,900	356,221
Bellway PLC	23,200	631,933
British American Tobacco PLC	45,100	1,580,954
BT Group PLC	455,900	821,226
Bunzl PLC	83,352	3,148,422
Centrica PLC	457,200	598,765
CK Hutchison Holdings Ltd.	117,500	726,931
CNH Industrial NV	79,500	1,216,443
Coca-Cola Europacific Partners PLC	24,300	1,438,317
Compass Group PLC	155,719	3,913,461
Crest Nicholson Holdings PLC	143,814	387,583
Diageo PLC	63,871	2,850,542
DS Smith PLC	242,000	942,184
Halma PLC	58,038	1,602,227
Imperial Brands PLC	56,400	1,296,957
International Consolidated Airlines Group SA*	150,000	280,225
Investec PLC	116,500	646,516
J Sainsbury PLC	458,700	1,578,472
Keller Group PLC	48,200	402,494
Kingfisher PLC	357,200	1,154,652
Legal & General Group PLC	220,600	652,449
Lloyds Banking Group PLC	1,666,000	979,522
London Stock Exchange Group PLC	28,316	2,750,326
Marks & Spencer Group PLC*	279,900	577,430
Paragon Banking Group PLC	148,100	952,433
Premier Foods PLC	357,756	536,050
Redde Northgate PLC	108,700	463,661

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Redrow PLC	77,600	$459,014
Rentokil Initial PLC	394,964	2,886,613
Segro PLC, REIT	113,741	1,083,474
Spirax-Sarco Engineering PLC	8,385	1,231,110
Taylor Wimpey PLC	263,400	387,507
Tesco PLC	213,800	700,929
Virgin Money UK PLC	349,400	631,468
Vistry Group PLC	29,222	282,758
		51,536,042
United States — 62.0%
Abbott Laboratories	39,998	4,050,197
AbbVie, Inc.	26,788	4,269,204
Accenture PLC (Class A Stock)	3,786	1,082,077
Adobe, Inc.*	17,937	6,912,382
Advanced Micro Devices, Inc.*	30,546	2,993,813
Agilent Technologies, Inc.	9,003	1,245,475
Air Products & Chemicals, Inc.	16,505	4,740,401
Alphabet, Inc. (Class A Stock)*	202,779	21,034,266
Alphabet, Inc. (Class C Stock)*	40,277	4,188,808
Amazon.com, Inc.*	161,515	16,682,884
Ameren Corp.	50,094	4,327,621
American Express Co.	7,442	1,227,558
American International Group, Inc.	147,478	7,426,992
American Tower Corp., REIT	20,852	4,260,898
AMETEK, Inc.	33,901	4,926,832
Amphenol Corp. (Class A Stock)	32,567	2,661,375
Aon PLC (Class A Stock)	20,545	6,477,633
Apple, Inc.	122,779	20,246,257
Applied Materials, Inc.	28,305	3,476,703
Arthur J. Gallagher & Co.	9,357	1,790,088
Autodesk, Inc.*	5,085	1,058,494
AvalonBay Communities, Inc.	60,217	10,120,069
Bank of America Corp.	340,030	9,724,858
Baxter International, Inc.	64,500	2,616,120
Becton, Dickinson & Co.	49,005	12,130,698
Best Buy Co., Inc.(a)	50,449	3,948,643
Black Knight, Inc.*	12,006	691,065
Block, Inc.*(a)	15,889	1,090,780
Boston Scientific Corp.*	156,524	7,830,896
Bristol-Myers Squibb Co.	47,187	3,270,531
Cadence Design Systems, Inc.*	21,744	4,568,197
Caterpillar, Inc.	5,154	1,179,441
CF Industries Holdings, Inc.	45,074	3,267,414
Chipotle Mexican Grill, Inc.*	1,204	2,056,781
Chubb Ltd.	52,694	10,232,121
Cigna Group (The)	26,346	6,732,193
Cisco Systems, Inc.	48,985	2,560,691
Citigroup, Inc.	78,304	3,671,675
CME Group, Inc.	15,745	3,015,482
Coca-Cola Co. (The)	52,589	3,262,096
Colgate-Palmolive Co.	31,010	2,330,401
Comcast Corp. (Class A Stock)	56,135	2,128,078
Conagra Brands, Inc.	217,574	8,172,079
ConocoPhillips	62,569	6,207,470
CoStar Group, Inc.*	59,052	4,065,730
CSL Ltd.	11,034	2,136,959
Cummins, Inc.	24,004	5,734,076
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CVS Health Corp.	55,461	$4,121,307
Danaher Corp.	20,869	5,259,823
Dollar Tree, Inc.*	10,068	1,445,261
Dominion Energy, Inc.	92,470	5,169,998
Eaton Corp. PLC	21,079	3,611,676
Elanco Animal Health, Inc.*	212,055	1,993,317
Electronic Arts, Inc.	25,597	3,083,159
Elevance Health, Inc.	20,394	9,377,365
Enphase Energy, Inc.*	2,812	591,307
Entergy Corp.	10,009	1,078,370
EOG Resources, Inc.	14,920	1,710,280
Equifax, Inc.	12,193	2,473,228
Equinix, Inc.	2,918	2,103,995
Equitable Holdings, Inc.	195,114	4,953,944
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,934	5,405,854
Experian PLC	67,934	2,236,913
Exxon Mobil Corp.	60,414	6,624,999
Fifth Third Bancorp	187,599	4,997,637
Fiserv, Inc.*	97,541	11,025,059
Gartner, Inc.*	8,389	2,732,885
GE HealthCare Technologies, Inc.*	26,536	2,176,748
General Electric Co.	58,535	5,595,946
Globant SA*	4,149	680,477
GSK PLC	181,680	3,210,163
Hartford Financial Services Group, Inc. (The)	95,154	6,631,282
Hess Corp.	20,823	2,755,716
Hilton Worldwide Holdings, Inc.	31,047	4,373,591
Holcim AG*	20,100	1,296,276
Howmet Aerospace, Inc.	43,028	1,823,096
Huntington Bancshares, Inc.	420,160	4,705,792
ICON PLC*	28,926	6,178,304
International Flavors & Fragrances, Inc.	50,728	4,664,947
International Paper Co.	128,620	4,638,037
Intuit, Inc.	19,674	8,771,259
Johnson & Johnson	86,693	13,437,415
Johnson Controls International PLC	69,539	4,187,639
Kimberly-Clark Corp.	46,436	6,232,640
KLA Corp.	3,798	1,516,048
Kohl’s Corp.(a)	73,302	1,725,529
L3Harris Technologies, Inc.	38,901	7,633,932
Lam Research Corp.	6,546	3,470,166
Las Vegas Sands Corp.*(a)	48,575	2,790,634
Linde PLC	21,047	7,480,946
Lululemon Athletica, Inc.*	9,983	3,635,709
Martin Marietta Materials, Inc.	3,574	1,268,984
Mastercard, Inc. (Class A Stock)	41,636	15,130,939
Match Group, Inc.*	28,891	1,109,125
Medtronic PLC	86,585	6,980,483
Merck & Co., Inc.	51,233	5,450,679
Meta Platforms, Inc. (Class A Stock)*	29,075	6,162,155
Microsoft Corp.	174,969	50,443,563
MSCI, Inc.	16,068	8,993,099
News Corp. (Class A Stock)	340,300	5,876,981
NVIDIA Corp.	52,888	14,690,700
O’Reilly Automotive, Inc.*	3,620	3,073,308
Pfizer, Inc.	135,700	5,536,560

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Philip Morris International, Inc.	107,670	$10,470,907
QUALCOMM, Inc.	83,548	10,659,054
Regeneron Pharmaceuticals, Inc.*	4,190	3,442,797
Roche Holding AG	6,800	1,943,050
Rockwell Automation, Inc.(a)	9,292	2,726,737
RPM International, Inc.	28,191	2,459,383
Sanofi	31,700	3,438,776
Sempra Energy	48,951	7,399,433
ServiceNow, Inc.*	9,238	4,293,083
Sherwin-Williams Co. (The)	16,410	3,688,476
Signify NV, 144A	27,400	913,655
Southern Co. (The)	198,120	13,785,190
Southwest Airlines Co.	73,335	2,386,321
Stanley Black & Decker, Inc.(a)	65,757	5,298,699
Stellantis NV	74,557	1,354,900
STERIS PLC	9,068	1,734,527
Synopsys, Inc.*	7,396	2,856,705
Take-Two Interactive Software, Inc.*(a)	12,570	1,499,601
Tenaris SA	146,968	2,082,419
Texas Instruments, Inc.	8,868	1,649,537
Thermo Fisher Scientific, Inc.	18,146	10,458,810
TJX Cos., Inc. (The)	12,179	954,346
TransUnion	15,151	941,483
Tyson Foods, Inc. (Class A Stock)	35,350	2,096,962
U.S. Bancorp(a)	190,676	6,873,870
United Parcel Service, Inc. (Class B Stock)	20,396	3,956,620
UnitedHealth Group, Inc.	10,807	5,107,280
Veeva Systems, Inc. (Class A Stock)*	3,296	605,772
Verisk Analytics, Inc.(a)	31,144	5,975,288
Verizon Communications, Inc.	128,243	4,987,370
Vertex Pharmaceuticals, Inc.*	19,838	6,250,359
Visa, Inc. (Class A Stock)(a)	56,430	12,722,708
Vulcan Materials Co.	36,945	6,338,284
Walmart, Inc.	63,891	9,420,728
Walt Disney Co. (The)*	77,528	7,762,879
Wells Fargo & Co.	302,215	11,296,797
Western Digital Corp.*	132,788	5,002,124
Weyerhaeuser Co., REIT	214,085	6,450,381
Zimmer Biomet Holdings, Inc.	67,141	8,674,617
Zoetis, Inc.	23,351	3,886,540
		765,996,215

Total Common Stocks (cost $986,394,081)		1,158,269,742
Preferred Stocks — 0.1%
Germany — 0.0%
Porsche Automobil Holding SE (PRFC)	11,600	665,922
United States — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	906,445

Total Preferred Stocks (cost $1,578,244)		1,572,367

Total Long-Term Investments (cost $987,972,325)		1,159,842,109
	Shares	Value

Short-Term Investments — 10.7%
Affiliated Mutual Funds — 10.0%
PGIM Core Ultra Short Bond Fund(wa)	48,265,291	$48,265,291
PGIM Institutional Money Market Fund (cost $75,219,095; includes $74,899,568 of cash collateral for securities on loan)(b)(wa)	75,287,339	75,249,694

Total Affiliated Mutual Funds (cost $123,484,386)		123,514,985
Unaffiliated Fund — 0.7%
Dreyfus Government Cash Management (Institutional Shares)	8,206,362	8,206,362
(cost $8,206,362)

Total Short-Term Investments (cost $131,690,748)		131,721,347

TOTAL INVESTMENTS—104.6% (cost $1,119,663,073)		1,291,563,456

Liabilities in excess of other assets — (4.6)%		(56,798,155)

Net Assets — 100.0%		$1,234,765,301

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,873,780; cash collateral of $74,899,568 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

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PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6